OTHER CURRENT ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Cash held as collateral	CAD 585	CAD 423
Fair value of derivative contracts (Note 23)	442	409
Regulatory assets (Note 9)	85	16
Assets held for sale (Note 6)	20
Other	221	170
Other current assets, total	CAD 1,353	CAD 1,018